Future Minimum Contractual Revenue	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Future Minimum Contractual Revenue

NOTE 17 – FUTURE MINIMUM CONTRACTUAL REVENUE

The future minimum contractual lease income (charter-out rates are presented net of commissions and assume no off-hires days) as of December 31, 2022, is as follows:

Year	Amount
2023	$775,268
2024	622,574
2025	505,587
2026	361,578
2027	308,462
2028 and thereafter	619,604
Total	$3,193,073